NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2024
NET LOSS PER SHARE
NET LOSS PER SHARE

14.      NET LOSS PER SHARE

As of December 31, 2024, 2023, and 2022, outstanding share options totaling 3,574,453, 4,055,164 and 3,389,379, respectively, and outstanding warrants totaling nil, nil and 617,277, respectively, were anti-dilutive, and therefore, were not included in the computation of weighted average shares used in computing diluted loss per share. As of December 31, 2024, the Company had 1,980,000 pre-funded warrants issued in connection with the PIPE Transaction that are exercisable at any time for nominal cash consideration. These pre-funded warrants were included in the denominator for basic and diluted net loss per share.

The following table sets forth the basic and diluted net loss per share computation and provides a reconciliation of the numerator and denominator for the periods presented:

	Year Ended December 31,
(In thousands, except share and per share data)	2024	2023	2022
Numerator:
Net loss attributable to CASI Pharmaceuticals, Inc.	$(39,258)	$(26,960)	$(41,014)
Denominator:
Weighted-average shares outstanding used in computing net loss per share, basic and diluted	15,340,277	13,360,185	13,647,455
Denominator for basic and diluted net loss per share calculation	15,340,277	13,360,185	13,647,455
Net loss per share
— Basic and diluted	$(2.56)	$(2.02)	$(3.01)